Benefit Plans, Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value of plan assets by asset category [Abstract]
Employer contributions to postretirement benefit plans	$ 0	$ 0
Expected future contribution	0
Retirement Plan [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	59,641	52,673	$ 63,066
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	39,967	37,250
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	19,674	15,423
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	59,641	52,673
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	1,811	5,734
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	1,811	5,734
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	37,615	30,972
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	37,615	30,972
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	19,674	15,423
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	19,674	15,423
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	541	544
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	541	544
Postretirement Benefits [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	33,224	28,988	$ 33,344
Employer contributions to postretirement benefit plans	50	57
Postretirement Benefits [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	24,222	20,591
Postretirement Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	9,002	8,397
Postretirement Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	33,224	28,988
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,986	3,945
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,986	3,945
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	20,236	16,646
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	20,236	16,646
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	9,002	8,397
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	$ 9,002	8,397
Postretirement Benefits [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets		$ 0